SUPPLEMENT Dated February 19, 2013
To the Current Prospectus

ING Architect NY Variable Annuity

Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Directors of ING Variable Portfolios, Inc. and the Board of Trustees of ING Investors Trust
approved separate proposals to reorganize the following “Merging Portfolios” with and into the following
“Surviving Portfolios.”

Merging Portfolios	Surviving Portfolios
ING BlackRock Science and Technology (Class S)	ING MidCap Opportunities Portfolio (Class S)
Opportunities Portfolio
ING Oppenheimer Active Allocation Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio
(Class S)

Subject to shareholder approval, each reorganization is expected to take place on or about March 23,
2013 (the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in a Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding
Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the Reorganization Date noted above, all references in the prospectus to the Merging Portfolios are deleted.

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IMPORTANT INFORMATION REGARDING THE ING DAVIS NEW YORK VENTURE PORTFOLIO

The following information only affects you if you currently invest in the subaccount that corresponds to the ING Davis New York Venture Portfolio:

1.	Effective on April 15, 2013, the investment portfolio's name will change to the ING Columbia
Contrarian Core Portfolio.

2.	In addition, the investment portfolio’s Investment Objective will change as follows:
Prior to April 15, 2013, the Portfolio seeks long-term growth of capital.

Effective on April 15, 2013 the Portfolio seeks total return, consisting of long-term capital appreciation and current income.

3.	Beginning on April 15, 2013 through the close of business on April 29, 2013, the Portfolio will be managed by a transition manager in preparation for a subadviser change from Davis Selected
Advisers, L.P. to Columbia Management Investment Advisers, LLC. Effective April 30, 2013,
Directed Services LLC will serve as investment adviser and Columbia Management Investment
Advisers, LLC will serve as investment subadviser.

All references in the prospectus to ING Davis New York Venture Portfolio, its investment objective, investment adviser and its investment subadviser are changed accordingly.

IMPORTANT INFORMATION REGARDING A FUND CLASSIFICATION CHANGE

Each of the following Portfolios’ classification changed from non-diversified to diversified:
·	ING Russell™ Large Cap Growth Index Portfolio
·	ING Russell™ Large Cap Value Index Portfolio
·	ING Russell™ Mid Cap Growth Index Portfolio
·	ING Japan TOPIX Index® Portfolio
·	ING EURO STOXX 50® Index Portfolio

All references in the prospectus for the above Portfolios are changed accordingly.

X.ARNY-12	Page 2 of 2	February 2013